Financial Instruments - Detailed Information About In Carrying And Fair value of Borrowings (Detail) ₺ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 TRY (₺)
Bank loans [member]
Disclosure of financial assets [line items]
Financial liabilities		₺ 4,615,559	₺ 4,149,275
Financial liabilities, at fair value		4,646,152	4,192,304
Debt securities issued in 2015 [member]
Disclosure of financial assets [line items]
Financial liabilities, at fair value		3,976,852	3,058,366
Notional amount | $	$ 500,000
Debt securities issued in 2018 [member]
Disclosure of financial assets [line items]
Financial liabilities, at fair value		₺ 3,972,232	₺ 2,961,300
Notional amount | $	$ 500,000